6. RISKS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risks
Current assets	$ 948	$ 1,362
Current liabilities	$ 448	$ 854
Liquidity index	2.12%	1.59%